Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary compensation table total for CEO(1) ($)	Compensation actually paid to CEO(2) ($)	Average summary compensation table total for non-CEO named executive officers(3) ($)	Average compensation actually paid to non-CEO named executive officers(4) ($)	Value of initial fixed $100 investment based on total shareholder return(5) ($)	Net income(6) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	11,936,704	14,539,441	7,151,350	8,722,735	252	14,431,000
2024	4,025,189	5,255,216	2,747,645	3,433,780	173	(129,000)
2023	2,013,825	1,730,332	1,532,849	1,380,977	93	(5,113,000)

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for our CEO, for each corresponding year in the “Total” column of the Summary Compensation Table. Please refer to “Executive Compensation — Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Brafman, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Brafman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Brafman’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for CEO ($)	Deduct Reported Value of Equity Awards(A) ($)	Add Equity Award Adjustments(B) ($)	Compensation Actually Paid to CEO ($)
2025	11,936,704	354,691	2,957,428	14,539,441
2024	4,025,189	215,431	1,445,457	5,255,216
2023	2,013,825	142,847	(140,647)	1,730,332

(A)
Represents the total of any amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(B)
The Equity Award Adjustments for each applicable year include the addition or subtraction, as applicable, of the following:

i.
add the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year;

ii.
add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year;
iii.
add, for awards that are granted and vest in the same year, the fair value as of the vesting date;

iv.
add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year;

v.
subtract, for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year;

vi.
add the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year;

vii.
deduct the aggregate change in the actuarial present value of the named executive officer’s accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table; and

viii.
add, for all defined benefit and actuarial pension plans reported in the Summary Compensation Table the aggregate of:

a.
service cost, calculated as the actuarial present value of each named executive officer’s benefit under all such plans attributable to services rendered during the covered fiscal year; and

b.
prior service cost, calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the amendment.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments (as described immediately above) are as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(a)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards Prior to the Vesting Date Not Otherwise Reflected in Fair Value or Total Compensation ($)	Service Costs and Prior Service Costs ($)	Total Equity Award Adjustments ($)
2025	497,327	2,144,297	—	(61,670)	—	377,474	—	2,957,428
2024	218,385	896,140	—	54,558	—	276,374	—	1,445,457
2023	140,315	(532,631)	—	47,424	—	204,245	—	(140,647)

(a)
Represents the change in fair market value as of the date of vesting for awards that vested in the applicable year as compared to the fair market value of such award as of the end of the prior year.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our Company’s non-CEO named executive officers, Daniel G. Cohen and Joseph W. Pooler, Jr., as a group in the “Total” column of the Summary Compensation Table in each applicable year.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-CEO named executive officers as a group (i.e., Messrs. Cohen and Pooler), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-CEO named executive officers as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-CEO named executive officers as a group for each year to determine the compensation actually paid, using the same methodology described above in footnote (2):

Year	Average Reported Summary Compensation Table Total for Non-CEO named executive officers ($)	Deduct Average Reported Value of Equity Awards ($)	Add Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non- CEO named executive officers ($)
2025	7,151,350	307,623	1,879,009	8,722,735
2024	2,747,645	186,843	872,978	3,433,780
2023	1,532,849	123,891	(27,980)	1,380,977

(a)
The amounts deducted or added in calculating the total Average Equity Award Adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(a)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Service Costs and Prior Service Costs ($)	Total Equity Award Adjustments ($)
2025	431,331	1,277,065	—	(35,563)	—	206,176	—	1,879,009
2024	189,405	505,422	—	30,276	—	147,875	—	872,978
2023	121,695	(288,146)	—	26,203	—	112,268	—	(27,980)

(a)
Represents the change in fair market value as of the date of vesting for awards that vested in the applicable year as compared to the fair market value of such award as of the end of the prior year.

(5)
Total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our Company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period.

(6)
The dollar amounts reported represent the amount of net income (loss) attributable to Cohen & Company Inc. Enterprise net income (loss) for the years ended 2025, 2024 and 2023 was $42,047, $(486) and $(9,191), respectively, as reflected in our consolidated audited financial statements.

Named Executive Officers, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Brafman, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Brafman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Brafman’s total compensation for each year to determine the compensation actually paid:
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our Company’s non-CEO named executive officers, Daniel G. Cohen and Joseph W. Pooler, Jr., as a group in the “Total” column of the Summary Compensation Table in each applicable year.

PEO Total Compensation Amount	$ 11,936,704	$ 4,025,189	$ 2,013,825
PEO Actually Paid Compensation Amount	$ 14,539,441	5,255,216	1,730,332
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Brafman, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Brafman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Brafman’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for CEO ($)	Deduct Reported Value of Equity Awards(A) ($)	Add Equity Award Adjustments(B) ($)	Compensation Actually Paid to CEO ($)
2025	11,936,704	354,691	2,957,428	14,539,441
2024	4,025,189	215,431	1,445,457	5,255,216
2023	2,013,825	142,847	(140,647)	1,730,332

(A)
Represents the total of any amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(B)
The Equity Award Adjustments for each applicable year include the addition or subtraction, as applicable, of the following:

i.
add the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year;
ii.
add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year;
iii.
add, for awards that are granted and vest in the same year, the fair value as of the vesting date;

iv.
add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year;

v.
subtract, for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year;

vi.
add the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year;

vii.
deduct the aggregate change in the actuarial present value of the named executive officer’s accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table; and

viii.
add, for all defined benefit and actuarial pension plans reported in the Summary Compensation Table the aggregate of:

a.
service cost, calculated as the actuarial present value of each named executive officer’s benefit under all such plans attributable to services rendered during the covered fiscal year; and

b.
prior service cost, calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the amendment.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments (as described immediately above) are as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(a)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards Prior to the Vesting Date Not Otherwise Reflected in Fair Value or Total Compensation ($)	Service Costs and Prior Service Costs ($)	Total Equity Award Adjustments ($)
2025	497,327	2,144,297	—	(61,670)	—	377,474	—	2,957,428
2024	218,385	896,140	—	54,558	—	276,374	—	1,445,457
2023	140,315	(532,631)	—	47,424	—	204,245	—	(140,647)

(a)
Represents the change in fair market value as of the date of vesting for awards that vested in the applicable year as compared to the fair market value of such award as of the end of the prior year.

Non-PEO NEO Average Total Compensation Amount	$ 7,151,350	2,747,645	1,532,849
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,722,735	3,433,780	1,380,977
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-CEO named executive officers as a group (i.e., Messrs. Cohen and Pooler), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-CEO named executive officers as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-CEO named executive officers as a group for each year to determine the compensation actually paid, using the same methodology described above in footnote (2):

Year	Average Reported Summary Compensation Table Total for Non-CEO named executive officers ($)	Deduct Average Reported Value of Equity Awards ($)	Add Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non- CEO named executive officers ($)
2025	7,151,350	307,623	1,879,009	8,722,735
2024	2,747,645	186,843	872,978	3,433,780
2023	1,532,849	123,891	(27,980)	1,380,977

(a)
The amounts deducted or added in calculating the total Average Equity Award Adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(a)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Service Costs and Prior Service Costs ($)	Total Equity Award Adjustments ($)
2025	431,331	1,277,065	—	(35,563)	—	206,176	—	1,879,009
2024	189,405	505,422	—	30,276	—	147,875	—	872,978
2023	121,695	(288,146)	—	26,203	—	112,268	—	(27,980)

(a)
Represents the change in fair market value as of the date of vesting for awards that vested in the applicable year as compared to the fair market value of such award as of the end of the prior year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 252	173	93
Net Income (Loss)	$ 14,431,000	(129,000)	(5,113,000)
PEO Name	Mr. Brafman
Equity Awards Adjustments, Footnote
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments (as described immediately above) are as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(a)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards Prior to the Vesting Date Not Otherwise Reflected in Fair Value or Total Compensation ($)	Service Costs and Prior Service Costs ($)	Total Equity Award Adjustments ($)
2025	497,327	2,144,297	—	(61,670)	—	377,474	—	2,957,428
2024	218,385	896,140	—	54,558	—	276,374	—	1,445,457
2023	140,315	(532,631)	—	47,424	—	204,245	—	(140,647)

(a)
Represents the change in fair market value as of the date of vesting for awards that vested in the applicable year as compared to the fair market value of such award as of the end of the prior year.
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(a)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Service Costs and Prior Service Costs ($)	Total Equity Award Adjustments ($)
2025	431,331	1,277,065	—	(35,563)	—	206,176	—	1,879,009
2024	189,405	505,422	—	30,276	—	147,875	—	872,978
2023	121,695	(288,146)	—	26,203	—	112,268	—	(27,980)

(a)
Represents the change in fair market value as of the date of vesting for awards that vested in the applicable year as compared to the fair market value of such award as of the end of the prior year.

Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 42,047	(486)	(9,191)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(354,691)	(215,431)	(142,847)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,957,428	1,445,457	(140,647)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	497,327	218,385	140,315
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,144,297	896,140	(532,631)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,670)	54,558	47,424
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	377,474	276,374	204,245
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(307,623)	(186,843)	(123,891)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,879,009	872,978	(27,980)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	431,331	189,405	121,695
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,277,065	505,422	(288,146)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,563)	30,276	26,203
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 206,176	$ 147,875	$ 112,268